Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets	Goodwill and Intangible Assets
Goodwill
There was no goodwill recorded from acquisitions during 2021 and 2020. The acquisition activity in the following table also includes the net impact of adjustments to the preliminary allocation of purchase price within the one year measurement-period following prior acquisitions, which decreased goodwill by $34 million during 2020. The amounts in the “Translation and other” column in the following table primarily relate to changes in foreign currency exchange rates. The goodwill balance by business segment follows:

(Millions)	Safety and Industrial	Transportation and Electronics	Health Care	Consumer	Total Company
Balance as of December 31, 2019	$4,621	$1,830	$6,739	$254	$13,444
Acquisition activity	—	—	(34)	—	(34)
Divestiture activity	—	(10)	(19)	—	(29)
Translation and other	66	38	306	11	421
Balance as of December 31, 2020	4,687	1,858	6,992	265	13,802
Translation and other	(65)	(33)	(206)	(12)	(316)
Balance as of December 31, 2021	$4,622	$1,825	$6,786	$253	$13,486
Accounting standards require that goodwill be tested for impairment annually and between annual tests in certain circumstances such as a change in reporting units or the testing of recoverability of a significant asset group within a reporting unit. At 3M, reporting units correspond to a division.
As described in Note 19, effective in the first quarter of 2021, the Company changed its business segment reporting. For any product changes that resulted in reporting unit changes, the Company applied the relative fair value method to determine the impact on goodwill of the associated reporting units, the results of which were immaterial. Goodwill balances reported above reflect these business segment reporting changes in the earliest period presented. The Company also completed its annual goodwill impairment test in the fourth quarter of 2021 for all reporting units and determined that no impairment existed. In addition, the Company had no impairments of goodwill in 2020, 2019 or cumulatively.
Acquired Intangible Assets
The carrying amount and accumulated amortization of acquired finite-lived intangible assets, in addition to the balance of non-amortizable intangible assets, as of December 31, follow:

(Millions)	2021	2020
Customer related intangible assets	$4,216	$4,280
Patents	513	537
Other technology-based intangible assets	2,111	2,114
Definite-lived tradenames	1,171	1,178
Other amortizable intangible assets	105	104
Total gross carrying amount	8,116	8,213

Accumulated amortization — customer related	(1,616)	(1,422)
Accumulated amortization — patents	(500)	(512)
Accumulated amortization — other technology-based	(839)	(638)
Accumulated amortization — definite-lived tradenames	(447)	(385)
Accumulated amortization — other	(79)	(79)
Total accumulated amortization	(3,481)	(3,036)

Total finite-lived intangible assets — net	4,635	5,177

Non-amortizable intangible assets (primarily tradenames)	653	658
Total intangible assets — net	$5,288	$5,835
Certain tradenames acquired by 3M are not amortized because they have been in existence for over 60 years, have a history of leading-market share positions, have been and are intended to be continuously renewed, and the associated products of which are expected to generate cash flows for 3M for an indefinite period of time. As discussed in Note 15, 3M reflected an immaterial charge related to impairment of certain indefinite-lived assets in the first quarter of 2020.
Amortization expense for the years ended December 31 follows:

(Millions)	2021	2020	2019
Amortization expense	$529	$537	$341
Expected amortization expense for acquired amortizable intangible assets recorded as of December 31, 2021 follows:

(Millions)	2022	2023	2024	2025	2026	After 2026
Amortization expense	$514	$485	$457	$427	$420	$2,332
The preceding expected amortization expense is an estimate. Actual amounts of amortization expense may differ from estimated amounts due to additional intangible asset acquisitions, changes in foreign currency exchange rates, impairment of intangible assets, accelerated amortization of intangible assets and other events. 3M expenses the costs incurred to renew or extend the term of intangible assets.